Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Allowances for credit losses
Allowances for credit losses for reversed	8	90
Allowances for credit losses written off